Ivy Small Cap Value Fund
Ivy Small Cap Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 237 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 134 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Small Cap Value Fund - USD ($)	Class A		Class B		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	$ 20	[2]	none		$ 20	[2]	none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Small Cap Value Fund		Class A	Class B	Class C	Class I	Class R	Class R6	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other Expenses		0.46%	0.66%	0.38%	0.27%	0.37%	0.11%	0.27%
Total Annual Fund Operating Expenses		1.56%	2.51%	2.23%	1.12%	1.72%	0.96%	1.37%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.56%	2.51%	2.23%	1.12%	1.72%	0.96%	1.37%
[1]	Through July 31, 2017, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,039	1,376	2,325
Class B Shares	654	1,082	1,435	2,612
Class C Shares	226	697	1,195	2,565
Class I Shares	114	356	617	1,363
Class R Shares	175	542	933	2,030
Class R6 Shares	98	306	531	1,178
Class Y Shares	139	434	750	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,039	1,376	2,325
Class B Shares	254	782	1,335	2,612
Class C Shares	226	697	1,195	2,565
Class I Shares	114	356	617	1,363
Class R Shares	175	542	933	2,030
Class R6 Shares	98	306	531	1,178
Class Y Shares	139	434	750	1,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.
Principal Investment Strategies
Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small-capitalization companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small-capitalization companies. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Value Index at the time of acquisition. As of June 30, 2016, this range of market capitalizations was between approximately $64.37 million and $4.11 billion. The Fund seeks to invest in stocks that IICO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have an intermediate to long-term favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up (researching individual issuers) research while considering top-down (assessing the market and economic environment) and quantitative analyses. IICO primarily determines the estimated intrinsic value of companies based on a review of cash flow generation, normalized earnings power and/or underlying asset values, but IICO also considers other valuation factors, such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes investment in companies that IICO believes have identifiable catalysts that will help them achieve their estimated intrinsic values. In addition, IICO attempts to diversify the Fund’s holdings among sectors in an effort to manage risk and to limit excess volatility. The Fund typically holds a limited number of stocks (generally 40 to 60).

IICO typically will sell a stock when, in IICO’s opinion, it reaches an acceptable price relative to its estimated intrinsic value, its fundamental factors have changed or IICO has changed its estimated intrinsic value due to business performance that is below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Fund grows.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Portfolio Turnover Risk. The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of net short-term capital gains. The payment of taxes on distributions of these gains could adversely affect a shareholder’s after-tax return on its investment in the Fund. Any distributions attributable to such net gains will be taxed as ordinary income for Federal income tax purposes.
  Small Company Risk. Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

Blackrock Financial Management, Inc. served as the Fund’s investment subadviser from January 31, 2005 to September 2006. From September 2006 to March 24, 2008, Blackrock Capital Management, Inc., an affiliate of Blackrock Financial Management, Inc., served as the Fund’s investment subadviser. On March 24, 2008, IICO, the Fund’s investment manager, assumed direct investment management responsibilities for the Fund’s portfolio.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 16.75% (the fourth quarter of 2010) and the lowest quarterly return was -22.37% (the third quarter of 2011). The Class A return for the year through June 30, 2016 was 10.60%.
Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - Ivy Small Cap Value Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(11.48%)	5.14%	5.54%
Class A | Return After Taxes on Distributions	(14.27%)	2.82%	4.03%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(4.16%)	3.94%	4.30%
Class B	(10.11%)	5.19%	5.23%
Class C	(6.64%)	5.66%	5.39%
Class I	(5.61%)	6.94%		5.67%	Apr. 02, 2007
Class R	(6.17%)			9.82%	Dec. 19, 2012
Class R6	(5.43%)			0.11%	Jul. 31, 2014
Class Y	(5.84%)	6.65%	6.51%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.47%)	7.67%	5.57%
Lipper Small-Cap Value Funds Universe Average (net of fees and expenses)	(6.99%)	7.62%	6.11%